Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consist of the following:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Computer and electronic equipment	31,013	30,007
Buildings	25,712	25,712
Leasehold improvements	29,156	31,730
Office furniture and equipment	7,645	5,823
Motor vehicles	2,248	1,784

Total	95,774	95,056
Less: Accumulated depreciation (1)	(48,691)	(56,814)

Property, equipment and equipment, net	47,083	38,242

(1)	Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were RMB12,413, RMB10,269 and RMB11,924, respectively.